Related Parties - Additional Information (Details) - Korea Development Bank ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Related Parties [Line Items]
Contract amount bought of derivatives transactions between related parties.	₩ 120,000
Contract amount sold of derivatives transactions between related parties.	₩ 80,000